CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($) $ in Thousands	Jun. 30, 2021	Jun. 30, 2020
Allowance for doubtful accounts, accounts receivable	$ 66,839	$ 41,618
Allowance for doubtful accounts of costs and estimated earnings in excess of billings	11,835	6,150
Allowance for doubtful accounts, other receivables	$ 16,675	$ 6,224
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001
Common stock, shares authorized (in shares)	100,000,000	100,000,000
Common stock, shares issued (in shares)	61,367,337	60,537,099
Common stock, shares outstanding (in shares)	61,367,337	60,537,099
Liabilities, Current	$ 422,630	$ 327,302
Liabilities, Noncurrent	29,655	44,647
Variable Interest Entity, Not Primary Beneficiary [Member]
Liabilities, Current	3,230	6,919
Liabilities, Noncurrent	$ 0	$ 0